Shareholder Report	9 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		2023 ETF Series Trust
Entity Central Index Key		0001969674
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000244569
Shareholder Report [Line Items]
Fund Name	Brandes International ETF
Trading Symbol	BINV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the Brandes International ETF for the period October 4, 2023 (commencement of operations) through June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.
Additional Information Phone Number	(866) 307-0477
Additional Information Website	https://www.brandes.com/etfs/resources
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes International ETF	$57Footnote Reference(1)	0.70%
Footnote	Description
Footnote(1)	Based on the period October 4, 2023 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.70%
Expenses Short Period Footnote [Text Block]	Based on the period October 4, 2023 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

From the October 4, 2023 commencement of operations of the Fund through June 30, 2024, the Brandes International ETF returned 18.84% (based on net asset value), trailing the 19.63% return of the MSCI EAFE Index and outperforming the 16.65% return of the MSCI EAFE Value Index. Notable contributors included holdings in the United Kingdom, Germany, and Taiwan. Meanwhile, allocations to France and Japan weighed on relative returns, as did exposure to the Netherlands. From a sector standpoint, holdings in industrials and financials were standout performers, whereas allocations to health care and consumer discretionary detracted from relative returns. Additionally, although our overweight to consumer staples, the worst-performing sector within the MSCI EAFE Index, hurt relative returns, the overall performance of our holdings more than offset the allocation effect, making the overall impact positive.

TOP PERFORMANCE CONTRIBUTORS

Aerospace & Defense| Embraer (Brazil) and Rolls-Royce (United Kingdom). Rolls-Royce continued to benefit from the ongoing recovery in its end-markets. Recently, the market reacted favorably to the firm’s announcement that it would leave its 2024 guidance unchanged.

Banks | Intesa Sanpaolo (Italy), Barclays (United Kingdom), and Erste Group Bank (Austria).

Information Technology | SAP (Germany) and Taiwan Semiconductor Manufacturing Company (TSMC). TSMC received Taiwanese government approval to finance the construction of manufacturing facilities in Japan and the U.S., positioning it to support the growing demand for artificial intelligence and high-performance computing technologies.

TOP PERFORMANCE DETRACTORS

Health Care | Astellas Pharma and Takeda Pharmaceutical (Japan), and Grifols (Spain). Grifols declined mainly in the first quarter 2024 following a short seller’s report that questioned the company’s debt and corporate governance practices. We continue to believe there is a meaningful upside potential in Grifols. The company recently completed the sale of an ownership stake in Shanghai RAAS, which should help it improve its financial leverage in the near term.

Consumer Discretionary | Alibaba Group Holding Limited (China), Kering (France), and Swatch Group (Switzerland).

Overweight to Consumer Staples | Mainly to the consumer staples distributions & retail and beverages industries.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Commencement of OperationsFootnote Reference*
Brandes International ETF - NAV	18.84%
Brandes International ETF - Market	19.16%
MSCI EAFE Index (Regulatory Benchmark)	19.63%
MSCI EAFE Value Index (Performance Benchmark)	16.65%
Footnote	Description
Footnote*	Since Commencement of operations October 4, 2023

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 04, 2023
No Deduction of Taxes [Text Block]	The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 99,184,794	$ 99,184,794
Holdings Count | Holding	63	63
Advisory Fees Paid, Amount	$ 267,185
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$99,184,794
  Total advisory fees paid$267,185
  Total number of portfolio holdings63
  Portfolio Turnover Rate10%

Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sectors	% of Net Assets
Health Care	18.0%
Consumer Staples	17.7%
Financials	14.9%
Consumer Discretionary	11.9%
Industrials	10.1%
Communication Services	7.5%
Information Technology	6.0%
Energy	5.4%
Materials	4.1%
Real Estate	1.5%
Utilities	1.2%
Money Market Funds	2.7%
Liabilities in Excess of Other Assets	(1.0)%
Total	100.0%

Material Fund Change [Text Block]
C000244570
Shareholder Report [Line Items]
Fund Name	Brandes U.S. Small-Mid Cap Value ETF
Trading Symbol	BSMC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the Brandes U.S. Small-Mid Cap Value ETF for the period October 4, 2023 (commencement of operations) through June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.
Additional Information Phone Number	(866) 307-0477
Additional Information Website	https://www.brandes.com/etfs/resources
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes U.S. Small-Mid Cap Value ETF	$56Footnote Reference(1)	0.70%
Footnote	Description
Footnote(1)	Based on the period October 4, 2023 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.70%
Expenses Short Period Footnote [Text Block]	Based on the period October 4, 2023 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

From the October 4, 2023 commencement of operations of the Fund through June 30, 2024, the Brandes U.S. Small-Mid Cap Value ETF returned 15.40% (based on net asset value), trailing the 19.43% return of the Russell 2500 Value Index. Notably, our holdings in the materials sector, particularly the chemicals industry, contributed positively to the Fund’s relative performance. Conversely, health care sector holdings, especially those in the health care providers & services industry, detracted from returns.

TOP PERFORMANCE CONTRIBUTORS

Chemicals| International Flavors & Fragrances, Sensient Technologies Corporation, and Scotts Miracle-Gro Company.

Aerospace & Defense| Embraer and Moog. Both Embraer and Moog Inc. continued to benefit from ongoing recovery in passenger air travel and their other end-markets, which has led to solid revenue growth, expanding profit margins, healthier cash-flow generation, and healed balance sheets.

Textiles, Apparel & Luxury Goods | Levi Strauss and Skechers U.S.A.

TOP PERFORMANCE DETRACTORS

Health Care | Pediatrix Medical Group, Premier, Inc., and Grifols. Grifols’ shares declined mainly in the first quarter 2024 following a short seller’s report that questioned the company’s debt and corporate governance practices. We continue to believe there is a meaningful upside potential in Grifols. The company recently completed the sale of an ownership stake in Shanghai RAAS, which should help it improve its financial leverage in the near term.

Information Technology | Amdocs Limited and IPG Photonics Corporation.

Energy Equipment & Services | Dril-Quip.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Commencement of OperationsFootnote Reference*
Brandes U.S. Small-Mid Cap Value ETF - NAV	15.40%
Brandes U.S. Small-Mid Cap Value ETF - Market	15.21%
Russell 3000 Index (Regulatory Benchmark)	29.36%
Russell 2500 Value Index (Performance Benchmark)	19.43%
Footnote	Description
Footnote*	Since Commencement of operations October 4, 2023

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 04, 2023
No Deduction of Taxes [Text Block]	The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 57,315,137	$ 57,315,137
Holdings Count | Holding	73	73
Advisory Fees Paid, Amount	$ 160,261
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$57,315,137
  Total advisory fees paid$160,261
  Total number of portfolio holdings73
  Portfolio Turnover Rate4%

Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sectors	% of Net Assets
Health Care	19.8%
Industrials	18.0%
Information Technology	14.7%
Financials	11.3%
Consumer Staples	10.7%
Materials	8.9%
Energy	4.8%
Consumer Discretionary	4.7%
Communication Services	2.4%
Real Estate	1.9%
Money Market Funds	5.9%
Liabilities in Excess of Other Assets	(3.1)%
Total	100.0%

Material Fund Change [Text Block]
C000244571
Shareholder Report [Line Items]
Fund Name	Brandes U.S. Value ETF
Trading Symbol	BUSA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the Brandes U.S. Value ETF for the period October 4, 2023 (commencement of operations) through June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.
Additional Information Phone Number	(866) 307-0477
Additional Information Website	https://www.brandes.com/etfs/resources
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes U.S. Value ETF	$49Footnote Reference(1)	0.60%
Footnote	Description
Footnote(1)	Based on the period October 4, 2023 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.60%
Expenses Short Period Footnote [Text Block]	Based on the period October 4, 2023 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

From the October 4, 2023 commencement of operations of the Fund through June 30, 2024, the Brandes U.S. Value ETF returned 20.23% (based on net asset value) versus the 19.34% return of the Russell 1000 Value Index. The financial sector, particularly banks, bolstered the Fund’s relative performance. Amid a solid performance period, only a few of the Fund’s holdings declined, including select energy and health care positions.

TOP PERFORMANCE CONTRIBUTORS

Banks| Wells Fargo & Company, Bank of America, and Citigroup.

Semiconductors & Semiconductor Equipment | Micron Technology and Applied Materials. Both Micron Technology and Applied Materials benefited from investor optimism surrounding the growing structural demand for semiconductor content, fueled by the proliferation of artificial intelligence (AI) applications.

Insurance | Willis Towers Watson, American International Group, and W.R. Berkley Corporation.

TOP PERFORMANCE DETRACTORS

Health Care | Sanofi, Fortrea Holdings, and CVS Health Corporation. Fortrea  revised its 2024 guidance downward, leading to investor skepticism that management could achieve its full-year targets. Similarly, CVS recently cut its earnings outlook on rising Medicare Advantage costs. Despite the headwinds, CVS continues to enjoy a favorable competitive position as a vertically integrated company in the health care sector. In our view, both Fortrea and CVS remain attractive long-term investments at their current valuation levels.

Energy | Halliburton Company and Chevron Corporation.

IT Services | Amdocs Limited and Cognizant Technology Solutions.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Commencement of OperationsFootnote Reference*
Brandes U.S. Value ETF - NAV	20.23%
Brandes U.S. Value ETF - Market	20.31%
Russell 1000 Index (Regulatory Benchmark)	29.88%
Russell 1000 Value Index (Performance Benchmark)	19.34%
Footnote	Description
Footnote*	Since Commencement of operations October 4, 2023

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 04, 2023
No Deduction of Taxes [Text Block]	The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 140,112,252	$ 140,112,252
Holdings Count | Holding	55	55
Advisory Fees Paid, Amount	$ 327,179
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$140,112,252
  Total advisory fees paid$327,179
  Total number of portfolio holdings55
  Portfolio Turnover Rate6%

Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sectors	% of Net Assets
Financials	28.4%
Health Care	20.1%
Industrials	13.0%
Information Technology	10.6%
Communication Services	8.9%
Energy	7.5%
Consumer Discretionary	3.3%
Consumer Staples	2.7%
Materials	2.2%
Utilities	1.2%
Money Market Funds	2.4%
Liabilities in Excess of Other Assets	(0.3)%
Total	100.0%

Material Fund Change [Text Block]